UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement
                                  |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: Managing Member
Phone: 203-227-3601

Signature, Place, and Date of Signing:

      /s/ Ronald H. Oliver     Westport, Connecticut     August 9, 2006
      --------------------     ---------------------     --------------

Report Type  (Check only one):

|X|   13F Holdings Report
|_|   13F Notice
|_|   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total (x$1,000): $1,185,559

List of Included Managers:

      Andrew J. Knuth   Westport Advisers, LLC
      Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
      No.      13F File Number           Name

                                                                                                 Voting Authority
                                                                                                ------------------
                                    Title                Value      Shares/   Sh/ Put/ Invstmt   Other
        Name of Issuer            of class    CUSIP     (x$1000)     Prn Amt  Prn Call Dscretn  Managers    Sole    Shared  None
------------------------------    --------  ---------   --------    --------  --- ---- -------  --------  --------  ------  ----
Abbott Laboratories               COM       002824100       1635       37500   SH        Sole                37500
Amphenol Corp.                    COM       032095101       1679       30000   SH        Sole                30000
Anadarko Petroleum Corp.          COM       032511107       2384       50000   SH        Sole                50000
Applebees International, Inc.     COM       037899101      18649      970300   SH        Sole               970300
Arbitron, Inc.                    COM       03875Q108      25978      677753   SH        Sole               677753
Arthur J. Gallagher & Company     COM       363576109      12761      503600   SH        Sole               503600
BankUnited Financial Corp. - C    COM       06652B103      33227     1088700   SH        Sole              1088700
Beasley Broadcast Group, Inc.     COM       074014101       2760      394354   SH        Sole               394354
Big Lots, Inc.                    COM       089302103      23244     1360906   SH        Sole              1360906
Brown & Brown, Inc.               COM       115236101      22359      765200   SH        Sole               765200
CA, Inc.                          COM       12673P105      19933      970000   SH        Sole               970000
CACI International, Inc.          COM       127190304      36007      617300   SH        Sole               617300
Caremark Rx, Inc.                 COM       141705103      63374     1270791   SH        Sole              1270791
Ceridian Corp.                    COM       156779100      19185      785000   SH        Sole               785000
Charles River Laboratories Int    COM       159864107      25808      701300   SH        Sole               701300
Checkpoint Systems, Inc.          COM       162825103      15249      686600   SH        Sole               686600
ChoicePoint, Inc.                 COM       170388102       1044       25000   SH        Sole                25000
Claire's Stores, Inc.             COM       179584107       1339       52500   SH        Sole                52500
Constellation Brands, Inc. - C    COM       21036P108      22255      890200   SH        Sole               890200
Cox Radio, Inc. - Class A         COM       224051102      13957      967900   SH        Sole               967900
Cullen/Frost Bankers, Inc.        COM       229899109       1490       26000   SH        Sole                26000
Darden Restaurants, Inc.          COM       237194105      37430      950000   SH        Sole               950000
Del Monte Foods Company           COM       24522P103      20248     1803000   SH        Sole              1803000
Delta & Pine Land Company         COM       247357106      12908      439058   SH        Sole               439058
Devry, Inc.                       COM       251893103      28012     1275000   SH        Sole              1275000
Diebold, Inc.                     COM       253651103        812       20000   SH        Sole                20000
Downey Financial Corp.            COM       261018105       8142      120000   SH        Sole               120000
EGL Inc.                          COM       268484102      17319      345000   SH        Sole               345000
EMS Technologies, Inc.            COM       26873N108       2693      149856   SH        Sole               149856
EOG Resources, Inc.               COM       26875P101       2878       41500   SH        Sole                41500
Emmis Communications Corp.        COM       291525103       5919      378448   SH        Sole               378448
FEI Company                       COM       30241L109        272       12000   SH        Sole                12000
Fairchild Semiconductor Corp.     COM       303726103       7268      400000   SH        Sole               400000
FedEx Corp.                       COM       31428X106       1519       13000   SH        Sole                13000
Fisher Scientific Internationa    COM       338032204      29257      400500   SH        Sole               400500
Florida East Coast Industries,    COM       340632108      15787      301691   SH        Sole               301691
General Communication, Inc. -     COM       369385109      10342      839450   SH        Sole               839450
Helmerich & Payne                 COM       423452101       6309      104700   SH        Sole               104700
Hilb, Rogal & Hobbs Company       COM       431294107      34490      925400   SH        Sole               925400
Houston Exploration Company       COM       442120101      45311      740500   SH        Sole               740500
IMS Health, Inc.                  COM       449934108      22837      850526   SH        Sole               850526
ITT Educational Services, Inc.    COM       45068B109      50062      760700   SH        Sole               760700
Integral Systems Inc.             COM       45810H107        527       19649   SH        Sole                19649
International Rectifier Corp.     COM       460254105       2540       65000   SH        Sole                65000
Interpublic Group of Companies    COM       460690100        920      110200   SH        Sole               110200
JLG Industries, Inc.              COM       466210101      17561      780500   SH        Sole               780500
Laboratory Corporation of Amer    COM       50540R409       2551       41000   SH        Sole                41000
MRO Software, Inc.                COM       55347W105      10057      501100   SH        Sole               501100
Map Info Corp.                    COM       565105103      14313     1096800   SH        Sole              1096800
Orient Express Hotels Ltd. - C    COM       G67743107      38028      979100   SH        Sole               979100
Pall Corp.                        COM       696429307       1400       50000   SH        Sole                50000
Parametric Technology Corp.       COM       699173209        610       48000   SH        Sole                48000
People's Bank                     COM       710198102      23467      714375   SH        Sole               714375
Perot Systems Corp. - Class A     COM       714265105      22065     1523800   SH        Sole              1523800
Pogo Producing Company            COM       730448107      31754      688800   SH        Sole               688800
Praxair, Inc.                     COM       74005P104       2700       50000   SH        Sole                50000
Precision Castparts Corp.         COM       740189105      44019      736600   SH        Sole               736600
QLogic Corp.                      COM       747277101      12068      700000   SH        Sole               700000
Rockwell Collins, Inc.            COM       774341101       1117       20000   SH        Sole                20000
Rogers Corp.                      COM       775133101       9285      164800   SH        Sole               164800
Ruby Tuesday, Inc.                COM       781182100      21730      890200   SH        Sole               890200
Saks, Inc.                        COM       79377w108      14757      912600   SH        Sole               912600
St. Joe Company (The)             COM       790148100      13424      288450   SH        Sole               288450
Sterling Financial Corp.          COM       859319105      19642      643775   SH        Sole               643775
Stone Energy Corp.                COM       861642106      18620      400000   SH        Sole               400000
SunTrust Banks, Inc.              COM       867914103       1716       22500   SH        Sole                22500
Synopsys, Inc.                    COM       871607107      20187     1075500   SH        Sole              1075500
Taylor Capital Group, Inc.        COM       876851106      16088      394209   SH        Sole               394209
Texas Instruments, Inc.           COM       882508104        608       20064   SH        Sole                20064
The South Financial Group, Inc    COM       837841105      12370      468400   SH        Sole               468400
TriZetto Group, Inc.              COM       896882107      15010     1014863   SH        Sole              1014863
Triad Hospitals, Inc.             COM       89579K109      17779      449200   SH        Sole               449200
Tween Brands, Inc.                COM       890333107       1843       48000   SH        Sole                48000
Universal Health Services, Inc    COM       913903100      49516      985200   SH        Sole               985200
Young Broadcasting, Inc.          COM       987434107       3150     1003100   SH        Sole              1003100